Loans - Recorded Investment in Nonaccrual, Restructured and Loans Past Due 90 Days or More and Accruing (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	$ 155,536	$ 195,106
Accruing Restructured Loans	29,946	28,683
Loans Past Due 90 Days or More and Accruing	3,030	3,561
Total Nonperforming Loans	188,512	227,350
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	17,324	37,797
Accruing Restructured Loans	5,277	2,848
Loans Past Due 90 Days or More and Accruing	37	0
Total Nonperforming Loans	22,638	40,645
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	40,983	43,704
Accruing Restructured Loans	3,295	8,274
Loans Past Due 90 Days or More and Accruing	1,007	0
Total Nonperforming Loans	45,285	51,978
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	13,939
Accruing Restructured Loans	0
Loans Past Due 90 Days or More and Accruing	0
Total Nonperforming Loans	13,939
Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans		25,761
Accruing Restructured Loans		0
Loans Past Due 90 Days or More and Accruing		0
Total Nonperforming Loans		25,761
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	14,977	14,021
Accruing Restructured Loans	6,597	11,891
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	21,574	25,912
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	158	66
Accruing Restructured Loans	100	0
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	258	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	149	30
Accruing Restructured Loans	175	0
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	324	30
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	33,961	43,461
Accruing Restructured Loans	1,661	815
Loans Past Due 90 Days or More and Accruing	94	0
Total Nonperforming Loans	35,716	44,276
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	28,260	25,201
Accruing Restructured Loans	9,425	4,757
Loans Past Due 90 Days or More and Accruing	950	2,610
Total Nonperforming Loans	38,635	32,568
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	1,689	1,412
Accruing Restructured Loans	736	0
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	2,425	1,412
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	1,670	1,777
Accruing Restructured Loans	780	98
Loans Past Due 90 Days or More and Accruing	54	58
Total Nonperforming Loans	2,504	1,933
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	2,426	1,876
Accruing Restructured Loans	1,900	0
Loans Past Due 90 Days or More and Accruing	888	893
Total Nonperforming Loans	$ 5,214	$ 2,769